Non-controlling Interests and Equity Attributable to Other Equity Instruments Holders (Tables)	6 Months Ended
Sep. 30, 2018
Text block1 [abstract]
Non-controlling Interests

Non-controlling interests at September 30, 2018 and March 31, 2018 consisted of the following:

	At September 30, 2018	At March 31, 2018
	(In millions)
Preferred securities issued by subsidiaries	¥586,630	¥730,153
Others	546,877	502,827

Total non-controlling interests	¥1,133,507	¥1,232,980

Preferred Securities Issued by Subsidiaries

Preferred securities issued by subsidiaries consisted of the following:

	Redemption at the option of Issuer(1)	At September 30, 2018	At March 31, 2018
		(In millions)
SMFG Preferred Capital USD 3 Limited (non-cumulative step-up perpetual preferred securities)	July 2018	—	143,438
SMFG Preferred Capital GBP 2 Limited (non-cumulative step-up perpetual preferred securities)	January 2029	37,130	37,215
SMFG Preferred Capital JPY 2 Limited
Series A (non-cumulative step-up perpetual preferred securities)	January 2019	113,000	113,000
Series B (non-cumulative perpetual preferred securities)	July 2019	140,000	140,000
Series E (non-cumulative perpetual preferred securities)	July 2019	33,000	33,000
SMFG Preferred Capital JPY 3 Limited
Series A (non-cumulative step-up perpetual preferred securities)	January 2020	99,000	99,000
Series B (non-cumulative perpetual preferred securities)	January 2020	164,500	164,500

Preferred securities issued by subsidiaries		¥586,630	¥730,153

(1)

Subject to the prior approval of the Financial Services Agency of Japan (“FSA”), preferred securities are redeemable at any dividend payment date on and after a specific month in principle and the month shown in this column is such a specific month of each preferred security.

Equity Attributable to Other Equity Instruments Holders

Equity attributable to other equity instruments holders

Equity attributable to other equity instruments holders at September 30, 2018 and March 31, 2018 consisted of the following:

	At September 30, 2018	At March 31, 2018
	(In millions)
Perpetual subordinated bonds	¥599,728	¥599,522

Total equity attributable to other equity instruments holders	¥599,728	¥599,522